SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

November 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	SPDR Series Trust (the “Registrant”)
File Nos. 333-57793 and 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from the documents contained in Post-Effective Amendment No. 89 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2012 with an effective date of October 31, 2012 (Accession #0001193125-12-437488).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.